Financial assets and liabilities (Details 8) - ARS ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other Financial Assets	$ 19,839,795,000	$ 21,247,011,000
Other Non-current Financial Assets	34,877,000	0
TSM
Statement [Line Items]
Other Non-current Financial Assets	22,346,000	0
TMB
Statement [Line Items]
Other Non-current Financial Assets	12,531,000	0
Mutual Funds | Financial Assets at Fair Value Through Profit or Loss
Statement [Line Items]
Other Financial Assets	851,698,000	1,191,369,000
Public Debt Securities | Financial Assets at Fair Value Through Profit or Loss
Statement [Line Items]
Other Financial Assets	18,221,831,000	18,334,488,000
Stocks and corporate bonds | Financial Assets at Fair Value Through Profit or Loss
Statement [Line Items]
Other Financial Assets	$ 766,266,000	$ 1,721,154,000